INCOME TAX MATTERS (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Matters
Disclosure of income tax benefit/(expense)

	06/30/2025	06/30/2024
Current income tax expense	(988)	(1,212)
Deferred income tax expense relating to origination and reversal of temporary differences	(281)	290
Income tax expense recognised in the income/(loss) statement	(1,270)	(922)

Schedule of deferred taxes

	06/30/2025	12/31/2024
Deferred tax asset	8,879	9,207
Deferred tax liability	-	-

Disclosure of future profits

Entity	Total as of 06/30/2025	Total as of 12/31/2024
SEJO	22,871	22,865
Codere Online S.A.U. (Spain)	-	-
LIFO AenP (Mexico)	34,072	34,072
Codere Online Colombia	5,149	6,368
Codere Online U.S. Corp.	6,752	6,752
Codere Online Luxembourg	242,564	242,564